Segment Reporting - Schedule of Segment Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue
Total revenue	$ 2,065,292	$ 3,008,361
Operating Expenses
Practice salaries and benefits	1,016,543	1,995,127
Other practice operating expenses	973,048	1,556,759
Cost of product revenue	51,568	96,237
Selling, general and administrative expenses	2,035,516	3,038,936
Depreciation and amortization	101,871	282,950
Impairment loss		716,000
Total Operating Expenses	4,178,546	7,686,009
Income (loss) from operations	(2,113,254)	(4,677,648)
Other Segment Information
Loss on extinguishment of debt	(317,982)	178,986
Loss on change in fair value of debt	618,208	(84,109)
Gain on sale of assets	(168,722)
Gain on change in fair value of derivative financial instruments	(8,644)
Amortization of original issue discounts on notes payable	828,006	1,316,165
Gain from realization of contingent sale consideration receivable		(125,355)
Interest expense and other	216,134	168,144
Identifiable Assets
Identifiable assets	1,702,346	2,222,989
Health Services [Member]
Revenue
Total revenue	2,002,548	2,872,177
Operating Expenses
Practice salaries and benefits	1,016,543	1,995,127
Other practice operating expenses	973,048	1,556,759
Cost of product revenue
Selling, general and administrative expenses
Depreciation and amortization	97,175	277,866
Impairment loss		716,000
Total Operating Expenses	2,086,766	4,545,752
Income (loss) from operations	(84,218)	(1,673,575)
Other Segment Information
Loss on extinguishment of debt
Loss on change in fair value of debt
Gain on sale of assets
Gain on change in fair value of derivative financial instruments
Amortization of original issue discounts on notes payable	12,022	5,007
Gain from realization of contingent sale consideration receivable
Interest expense and other	3,051	11,506
Identifiable Assets
Identifiable assets	182,146	496,391
Digital Healthcare [Member]
Revenue
Total revenue	22,623	32,425
Operating Expenses
Practice salaries and benefits
Other practice operating expenses
Cost of product revenue
Selling, general and administrative expenses	2,007,845	2,974,130
Depreciation and amortization	4,696	5,084
Impairment loss
Total Operating Expenses	2,012,541	2,979,214
Income (loss) from operations	(1,989,918)	(2,946,789)
Other Segment Information
Loss on extinguishment of debt	(317,982)	178,986
Loss on change in fair value of debt	618,208	(84,109)
Gain on sale of assets	(168,722)
Gain on change in fair value of derivative financial instruments	(8,644)
Amortization of original issue discounts on notes payable	815,984	1,311,158
Gain from realization of contingent sale consideration receivable		(125,355)
Interest expense and other	213,083	156,638
Identifiable Assets
Identifiable assets	1,519,025	1,719,020
Medical Distribution {[Member]
Revenue
Total revenue	40,121	103,759
Operating Expenses
Practice salaries and benefits
Other practice operating expenses
Cost of product revenue	51,568	96,237
Selling, general and administrative expenses	27,671	64,806
Depreciation and amortization
Impairment loss
Total Operating Expenses	79,239	161,043
Income (loss) from operations	(39,118)	(57,284)
Other Segment Information
Loss on extinguishment of debt
Loss on change in fair value of debt
Gain on sale of assets
Gain on change in fair value of derivative financial instruments
Amortization of original issue discounts on notes payable
Gain from realization of contingent sale consideration receivable
Interest expense and other
Identifiable Assets
Identifiable assets	1,175	7,578
Patient service revenue, net [Member]
Revenue
Total revenue	2,002,548	2,872,177
Patient service revenue, net [Member] | Health Services [Member]
Revenue
Total revenue	2,002,548	2,872,177
Patient service revenue, net [Member] | Digital Healthcare [Member]
Revenue
Total revenue
Patient service revenue, net [Member] | Medical Distribution {[Member]
Revenue
Total revenue
Subscription revenue [Member]
Revenue
Total revenue	22,623	32,425
Subscription revenue [Member] | Health Services [Member]
Revenue
Total revenue
Subscription revenue [Member] | Digital Healthcare [Member]
Revenue
Total revenue	22,623	32,425
Subscription revenue [Member] | Medical Distribution {[Member]
Revenue
Total revenue
Product and other revenue [Member]
Revenue
Total revenue	40,121	103,759
Product and other revenue [Member] | Health Services [Member]
Revenue
Total revenue
Product and other revenue [Member] | Digital Healthcare [Member]
Revenue
Total revenue
Product and other revenue [Member] | Medical Distribution {[Member]
Revenue
Total revenue	$ 40,121	$ 103,759